Taxes on Income (Details) - Schedule of deferred tax assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Deferred taxes due to carryforward losses	$ 9,843	$ 8,396
Valuation allowance	(9,843)	(8,396)
Income tax expenses